Income and expenses - Depreciation and Amortization charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation and amortization charges, operating allowances and write-downs
Amortization of intangible assets (Note 8)	$ 7,241	$ 7,183	$ 7,305
Depreciation of property, plant and equipment (Note 9)	90,087	101,006	112,824
Other write-downs and reversals			65
Depreciation and amortization charges, operating allowances and write-downs	$ 97,328	$ 108,189	$ 120,194